Morgan, Lewis & Bockius llp
2020 K Street, NW
Washington, District of Columbia  20006-1806
Tel.  +1.202.373.6000
Fax: +1.202.373.6001
www.morganlewis.com

Christopher D. Menconi
+1.202.373.6173
christopher.menconi@morganlewis.com

May 5, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Montage Managers Trust: Registration Statement on Form N-1A (File Nos. 333-201441 and 811-23023)

Ladies and Gentlemen:

On behalf of our client, Montage Managers Trust (the “Registrant”), we are filing, pursuant to the Securities Act of 1933 (“1933 Act”), and under the Investment Company Act of 1940, Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A. The purpose of Pre-Effective Amendment No. 1 is to respond to staff comments on the Registrant’s initial registration statement on Form N-1A, filed on January 12, 2015, and to make other changes to the Prospectus and Statement of Additional Information for the Registrant’s Tortoise North American Pipeline Fund.

Please contact me at (202) 373-6173 with your questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

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